Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Guarantor Obligations

The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2011	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,580	886	559	135
Guarantees on loans	539	136	53	350
Guarantees on securities	10	4	6	—
Other guarantees	872	602	192	78
Guarantees for the repayment of trust principal	249	—	181	68
Liabilities of trust accounts	8,144	7,982	51	111
Derivative financial instruments	30,567	11,386	16,048	3,133

2012	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,681	978	536	167
Guarantees on loans	502	173	41	288
Guarantees on securities	73	32	41	—
Other guarantees	997	695	218	84
Guarantees for the repayment of trust principal	184	—	140	44
Liabilities of trust accounts	8,313	8,132	67	114
Derivative financial instruments	28,620	13,546	12,446	2,628

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Investment grade	1,760	2,125
Non-investment grade	1,241	1,128

Total	3,001	3,253

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Commitments to extend credit (Note)	50,436	52,438
Commercial letters of credit	465	536

Total	50,901	52,974

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Commitments for Capital and Operating Leases

Future minimum rental commitments for noncancelable leases at March 31, 2012 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2013	5,601	42,086
2014	4,336	30,365
2015	3,432	12,663
2016	2,847	8,480
2017	2,129	7,470
2018 and thereafter	3,891	20,633

Total minimum lease payments	22,236	121,697

Amount representing interest	1,385

Present value of minimum lease payments	20,851